Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001552740
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2025
Prospectus Date	rr_ProspectusDate	Feb. 03, 2025
First Trust BuyWrite Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Upon the recommendation of First Trust Advisors L.P., the Fund’s investment advisor, the Board of Trustees of the Trust approved certain changes to the Fund’s investment policy related to derivatives, effective immediately:

1.	Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, the first paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500 Index”). The Fund will employ an option strategy in which it will write U.S. exchange-traded call options on the S&P 500 Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the S&P 500 Index, the Fund forfeits any upside potential of the S&P 500 Index above the strike price of the written call options.”